Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 14,697	$ 22,786
Receivables	22	98
Prepaid expenses	135	311
Total current assets	14,854	23,195
Equipment	92	109
Mineral property interests	40,124	37,714
Reclamation deposits	479	479
Other assets	76	165
Total assets	55,625	61,662
Current liabilities
Accounts payable and accrued liabilities	271	1,350
Total current liabilities	271	1,350
Loan payable to Oyu Tolgoi LLC	6,973	6,824
Deferred revenue	23,726	28,925
Deferred income tax	3,567	3,567
Total liabilities	34,537	40,666
Stockholders' equity
Common stock, no par value, unlimited number authorized, 152,760,053 (December 31, 2015 - 147,330,917) issued and outstanding	178,607	177,206
Additional paid-in capital	20,546	20,517
Accumulated other comprehensive loss	(6,430)	(7,778)
Accumulated deficit	(171,635)	(168,949)
Total stockholders' equity	21,088	20,996
Total liabilities and stockholders' equity	$ 55,625	$ 61,662